Summary of Significant Accounting Policies - Schedule of Restatement of Previously Issued Financial Statements (FY) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 45,903	$ 46,687	$ 48,423	[1],[2]	$ 46,416	$ 90,292	$ 94,839	[1],[2]	$ 141,526	$ 187,993	$ 215,531	$ 193,146
General and administrative	18,529	18,151	16,779	[2]	20,909	35,055	37,688	[2]	55,839	74,313	120,787	95,075
Total costs and expenses	44,672	52,235	44,640	[2]	50,564	85,300	95,204	[2]	147,439	206,450	285,153	201,324
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses	$ 42		(775)		360	(616)	(415)	[3]	(196)	1,792	17,216	5,487
Changes in operating assets and liabilities:
Accounts receivable					(1,677)	$ (4,774)	(2,882)	[3]	(5,320)	$ (4,488)	$ 16,270	$ 13,609
Previously Reported
Income Statement [Abstract]
Net revenues		47,725	50,852		48,007		98,859		146,584
General and administrative		19,189	19,208		22,500		41,708		60,897
Total costs and expenses		53,273	47,069		52,155		99,224		152,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses					1,951		3,605		4,862
Changes in operating assets and liabilities:
Accounts receivable					(86)		1,138		(262)
Adjustment
Income Statement [Abstract]
Net revenues		(1,038)	(2,429)		(1,591)		(4,020)		(5,058)
General and administrative		(1,038)	(2,429)		(1,591)		(4,020)		(5,058)
Total costs and expenses		$ (1,038)	$ (2,429)		(1,591)		(4,020)		(5,058)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses					(1,591)		(4,020)		(5,058)
Changes in operating assets and liabilities:
Accounts receivable					$ (1,591)		$ (4,020)		$ (5,058)

[1]	For the three and six months ended June 30, 2023, net revenues have been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[3]	For the six months ended June 30, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.